Customer Advances and Deferred Revenues (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Customer advances and deferred revenues	$ 4,628,337	$ 3,464,713
Less current portion	(2,419,226)	(1,566,153)
Customer advances and deferred revenues, non-current	2,209,111	1,898,560
Deferred Ekso unit costs	1,571,897	1,130,246
Less current portion	(768,599)	(436,483)
Deferred cost of revenue, non-current	803,298	693,763
Customer advances and deposits [Member]
Deferred Revenue Arrangement [Line Items]
Customer advances and deferred revenues	443,436	329,006
Deferred Ekso unit revenues [Member]
Deferred Revenue Arrangement [Line Items]
Customer advances and deferred revenues	3,462,980	2,928,411
Deferred service and software revenues [Member]
Deferred Revenue Arrangement [Line Items]
Customer advances and deferred revenues	$ 721,921	$ 207,296